Earnings Per Common Share, Antidilutive Securities Excluded from the Calculation of Diluted Earnings per Common Share (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Convertible Preferred Stock, Series L [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Instruments	25.3	25.3	25.3
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Instruments	0.0	0.3	1.9